CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concession Financial And Sector Assets And Liabilities
Beginning balance		R$ 2,097	R$ (98)	R$ 882
Additions		(386)	1,908	611
Amortization		(761)	238	(156)
Payments from the Flag Tariff Centralizing Account				(63)
Receipt funds of ''Covid-account''				(1,404)
Updating - Selic rate (Note 31)		185	64	32
Transfer of other liabilities	[1]		(15)
Proceeds from loan - Water scarcity account		(191)
Ending balance		R$ 944	R$ 2,097	R$ (98)

[1]	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.